Earnings per Share - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 shares
Earnings per share [line items]
Shares excluded from diluted weighted-average number of ordinary shares	5,553,000
Cosan S A Industria E Comercio [member]
Earnings per share [line items]
Shares related to share repurchase plan excluded	11,171,300,000
Rumo S.A. [member]
Earnings per share [line items]
Shares excluded from diluted weighted-average number of ordinary shares	3,558,449
Brado Logistica S A [member]
Earnings per share [line items]
Shares excluded from diluted weighted-average number of ordinary shares	20,621,948